Maintenance expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Maintenance expenses
8	Maintenance expenses

	2022	2021	2020
	RMB million	RMB million	RMB million
Aviation repair and maintenance charges	6,729	7,890	9,101
Staff payroll and welfare	3,162	2,994	2,875
Maintenance materials	1,333	1,278	1,399

	11,224	12,162	13,375